STOCKHOLDERS' DEFICIT (Details 1)	9 Months Ended
Sep. 30, 2019 USD ($) $ / shares shares
Options, Outstanding [Roll Forward]
Option outstanding at beginning | shares
Granted | shares	1,800,000
Forfeited | shares	(800,000)
Exercised | shares
Expired | shares
Option outstanding at ending | shares	1,000,000
Option exercisable at ending | shares	375,000
Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Option outstanding at beginnnig | $ / shares
Granted | $ / shares	0.75
Forfeited | $ / shares
Exercised | $ / shares
Expired | $ / shares
Option outstanding at ending | $ / shares	0.75
Option exercisable at ending | $ / shares	$ 0.75
Options, Outstanding, Weighted Average Remaining Contractual Term [Roll Forward]
Granted	10 years
Option outstanding at ending	9 years 3 months 10 days
Option exercisable at ending	9 years 3 months 10 days
Options, Outstanding, Intrinsic Value [Roll Forward]
Option outstanding at beginning | $
Granted | $
Forfeited | $
Exercised | $
Expired | $
Option outstanding at ending | $